Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 599,749	€ 612,619
Loan loss provisions	(5,779)	(4,590)
Loans and advances to customers	593,970	608,029
Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	41,502	42,190
Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	352,130	348,526
Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	5,201	3,775
Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	27,794	28,250
Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	173,121	189,878
Netherlands [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	180,385	185,873
Loan loss provisions	(1,286)	(1,193)
Loans and advances to customers	179,099	184,680
Netherlands [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	24,292	25,340
Netherlands [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	115,176	117,199
Netherlands [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	305	206
Netherlands [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	3,019	3,482
Netherlands [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	37,594	39,645
Rest of the world [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	419,364	426,746
Loan loss provisions	(4,493)	(3,398)
Loans and advances to customers	414,871	423,349
Rest of the world [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	17,210	16,849
Rest of the world [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	236,954	231,327
Rest of the world [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	4,896	3,569
Rest of the world [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	24,776	24,768
Rest of the world [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 135,527	€ 150,233